EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 2.5%
RTX Corp.	39,820	$3,883,645

Air Freight & Logistics - 2.5%
United Parcel Service, Inc. - Class B	26,098	3,878,946

Automobile Manufacturers - 2.4%
Tesla, Inc.(a)	21,424	3,766,125

Banks - 9.1%
Bank of America Corp.	102,157	3,873,793
JPMorgan Chase & Co.	31,286	6,266,586
Wells Fargo & Co.	67,187	3,894,159
		14,034,538

Beverages - 4.9%
Coca-Cola Co.	62,355	3,814,879
PepsiCo, Inc.	21,899	3,832,544
		7,647,423

Broadline Retail - 2.5%
Amazon.com, Inc.(a)	21,458	3,870,594

Cable & Satellite - 2.5%
Comcast Corp. - Class A	89,260	3,869,421

Communications Equipment - 2.5%
Cisco Systems, Inc.	76,617	3,823,954

Consumer Staples Distribution & Retail - 2.4%
Walmart, Inc.	62,889	3,784,031

Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	92,083	3,863,803

Entertainment - 2.9%
Walt Disney Co.	36,776	4,499,911

Financial Services - 2.5%
Berkshire Hathaway, Inc. - Class B(a)	9,224	3,878,876

.

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares		Value
Hotels, Restaurants & Leisure - 2.5%
McDonald's Corp.	13,563		$3,824,088

Household Products - 2.5%
Procter & Gamble Co.	23,600		3,829,100

Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A(a)	12,624	183	1,905,340
Alphabet, Inc. - Class C(a)	12,531	183	1,907,970
Meta Platforms, Inc. - Class A	12,514	183	6,076,549
			9,889,859

Managed Health Care - 2.5%
UnitedHealth Group, Inc.	7,683		3,800,780

Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.	24,548		3,872,202
Exxon Mobil Corp.	33,511		3,895,318
			7,767,520
Pharmaceuticals - 11.5%
Eli Lilly & Co.	7,857		6,112,431
Johnson & Johnson	24,227		3,832,469
Merck & Co., Inc.	29,160		3,847,662
Pfizer, Inc.	137,813		3,824,311
			17,616,873

Semiconductors - 7.2%
Broadcom, Inc.	3,721		4,931,851
NVIDIA Corp.	6,806		6,149,629
			11,081,480

Semiconductors & Semiconductor Equipment - 5.0%
Intel Corp.	89,438		3,950,477
QUALCOMM, Inc.	22,754		3,852,252
			7,802,729

Software - 6.5%
Microsoft Corp.	14,561		6,126,104
Oracle Corp.	31,565		3,964,880
			10,090,984

Specialty Retail - 2.5%
Home Depot, Inc.	9,966		3,822,958
.

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	26,146	$4,483,516

Transaction & Payment Processing Services - 6.1%
Mastercard, Inc. - Class A	7,947	3,827,037
Visa, Inc. - Class A	20,342	5,677,045
		9,504,082
TOTAL COMMON STOCKS (Cost $86,626,098)		154,315,236

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.23%(b)	809,743	809,743
TOTAL SHORT-TERM INVESTMENTS (Cost $809,743)		809,743

TOTAL INVESTMENTS - 100.3% (Cost $87,435,841)		$155,124,979
Liabilities in Excess of Other Assets - (0.3)%		(470,936)
TOTAL NET ASSETS - 100.0%		$154,654,043

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
.

EA BRIDGEWAY BLUE CHIP ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

EA BRIDGEWAY BLUE CHIP ETF

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$154,315,236	$—	$—	$154,315,236
Money Market Funds	809,743	—	—	809,743
Total Investments in Securities	$155,124,979	$—	$—	$155,124,979

Refer to the Schedule of Investments for industry classifications.

During the fiscal period ended March 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.